Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Detail) - Micromidas, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Computer Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Office Furniture
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year	1 year
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years